Significant subsequent events (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of earnings per share assuming that the stock split was performed at the beginning
Per share information assuming that the stock split was performed at the beginning of the fiscal year ended March 31, 2020 is as follows:

Yen
For the year ended March 31,
2020	2021

Basic earnings per share attributable to Toyota Motor Corporation	145.49	160.65
Diluted earnings per share attributable to Toyota Motor Corporation	144.02	158.93
Toyota Motor Corporation shareholders’ equity per share	1,490.80	1,674.18